Fees Summary	Mar. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 746,797,500
Previously Paid Amount	0
Total Fee Amount	114,334.7
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $750,000,000.
Net Fee	$ 114,334.7
Narrative - Max Aggregate Offering Amount	750,000,000
Final Prospectus	true